Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Allkem Ltd.(a)	176,811	$1,633,673
Novonix Ltd.(a)(b)	78,906	134,731
		1,768,404
Austria — 0.1%
ams-OSRAM AG(a)	76,472	432,858

Belgium — 0.9%
Solvay SA	21,182	1,911,482
Umicore SA	60,102	1,981,317
		3,892,799
Canada — 1.3%
Linamar Corp.	13,295	569,040
Lion Electric Co. (The)(a)(b)	13,816	41,863
Magna International Inc.	81,803	4,558,655
Martinrea International Inc.	20,317	130,192
		5,299,750
China — 3.6%
BOE Varitronix Ltd.	85,000	126,041
BYD Co. Ltd., Class H	264,000	5,914,426
Ganfeng Lithium Co. Ltd., Class H(c)	128,080	866,284
Li Auto Inc.(a)(b)	363,700	2,498,356
NIO Inc., ADR(a)	466,717	4,513,153
XPeng Inc.(a)	337,800	1,081,475
		14,999,735
France — 0.5%
Cie. Plastic Omnium SA	16,499	231,184
Faurecia SE(a)	47,168	704,173
Valeo	60,570	997,768
		1,933,125
Germany — 8.1%
Bayerische Motoren Werke AG	97,056	7,618,106
Continental AG	32,643	1,690,766
Hella GmbH & Co. KGaA	6,481	505,962
Infineon Technologies AG	393,664	9,552,440
Mercedes-Benz Group AG	250,423	14,494,872
Vitesco Technologies Group AG(a)	5,924	316,985
		34,179,131
India — 0.4%
Amara Raja Batteries Ltd.	23,904	148,198
Bosch Ltd.	2,617	521,778
Exide Industries Ltd.	126,349	253,146
Samvardhana Motherson International Ltd.	616,983	480,972
Sona Blw Precision Forgings Ltd.(c)	49,003	276,013
		1,680,107
Japan — 10.4%
Aisin Corp.	39,400	1,011,388
Alps Alpine Co. Ltd.	57,700	495,676
Denso Corp.	116,600	5,785,214
Exedy Corp.	8,300	97,304
FCC Co. Ltd.	9,000	87,506
GS Yuasa Corp.	18,100	275,556
Honda Motor Co. Ltd.	430,300	9,811,904
Koito Manufacturing Co. Ltd.	59,600	846,131
Musashi Seimitsu Industry Co. Ltd.	13,500	155,807
Nissan Motor Co. Ltd.	649,300	2,069,516
Nissha Co. Ltd.	9,900	116,557
Renesas Electronics Corp.(a)	342,800	2,867,778

Security	Shares	Value

Japan (continued)
Subaru Corp.	172,100	$2,690,064
Tokai Rika Co. Ltd.	14,100	147,140
Toyoda Gosei Co. Ltd.	16,900	270,176
Toyota Boshoku Corp.	21,900	278,668
Toyota Motor Corp.	1,182,800	16,410,876
TS Tech Co. Ltd.	22,300	233,207
		43,650,468
Netherlands — 2.8%
NXP Semiconductors NV	79,456	11,606,932
Yandex NV, Class A(a)(d)	94,146	942
		11,607,874
South Korea — 8.0%
Hanon Systems	50,047	273,472
Hyundai Mobis Co. Ltd.	18,496	2,836,904
Hyundai Wia Corp.	4,789	204,870
Iljin Materials Co. Ltd.	6,699	284,255
KCC Corp.	1,056	180,354
LG Chem Ltd.	14,164	6,215,709
Samsung Electronics Co. Ltd.	363,637	15,134,508
Samsung SDI Co. Ltd.	15,555	8,025,058
Sebang Global Battery Co. Ltd.	1,671	45,625
SL Corp.	3,387	72,885
SNT Motiv Co. Ltd.	2,398	74,214
SOLUM Co. Ltd.(a)	9,338	112,825
		33,460,679
Spain — 0.1%
Cie. Automotive SA	12,438	316,835

Sweden — 3.2%
Hexagon AB, Class B	615,193	6,081,729
Volvo AB, Class B	453,479	7,422,057
		13,503,786
Switzerland — 5.0%
ABB Ltd., Registered	533,990	14,829,062
STMicroelectronics NV	197,015	6,125,972
		20,955,034
Taiwan — 1.6%
Delta Electronics Inc.	628,000	4,996,878
Himax Technologies Inc., ADR(b)	51,544	291,739
Innolux Corp.	2,487,845	912,372
International CSRC Investment Holdings Co.	206,430	120,879
Via Technologies Inc.	138,000	272,521
		6,594,389
United States — 50.1%
Adient PLC(a)	28,306	990,144
Albemarle Corp.(b)	35,399	9,907,118
Alphabet Inc., Class A(a)	170,995	16,160,737
Altra Industrial Motion Corp.	19,519	1,173,873
Ambarella Inc.(a)	10,892	596,119
Apple Inc.	134,801	20,670,385
Aptiv PLC(a)(b)	81,648	7,435,683
Autoliv Inc.	26,419	2,122,767
BorgWarner Inc.	72,220	2,710,417
Canoo Inc.(a)	35,022	47,980
Coherent Corp.(a)	31,704	1,065,571
CTS Corp.	9,439	373,029
Dana Inc.	42,815	683,327
Diodes Inc.(a)	13,219	947,406
Eaton Corp. PLC	120,433	18,073,380

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Faraday Future Intelligent Electric Inc., Class E(a)(b)	26,661	$14,400
Fisker Inc., Class A(a)(b)	48,867	398,266
Ford Motor Co.	1,193,559	15,957,884
Garmin Ltd.	45,788	4,031,175
General Motors Co.	420,227	16,493,910
Gentex Corp.	70,959	1,879,704
Gentherm Inc.(a)	9,926	579,877
Holley Inc.(a)(b)	14,264	56,771
indie Semiconductor Inc., Class A(a)	21,278	166,394
Intel Corp.	451,239	12,828,725
Lear Corp.	18,070	2,506,490
Lordstown Motors Corp., Class A(a)(b)	49,017	88,721
Lucid Group Inc.(a)(b)	166,311	2,376,584
Luminar Technologies Inc.(a)(b)	60,244	487,374
Methode Electronics Inc.	10,574	435,966
Microvast Holdings Inc.(a)	38,132	93,423
Nvidia Corp.	104,703	14,131,764
ON Semiconductor Corp.(a)	130,649	8,025,768
Qualcomm Inc.	138,703	16,319,795
Rivian Automotive Inc., Class A(a)(b)	147,854	5,170,454
Sensata Technologies Holding PLC	47,024	1,890,835
Standard Motor Products Inc.	5,743	217,832
Stoneridge Inc.(a)	7,823	163,266
Synaptics Inc.(a)	11,836	1,048,670
Tenneco Inc., Class A(a)(b)	24,564	483,911
Tesla Inc.(a)	83,538	19,008,236
Universal Display Corp.	13,080	1,245,478
Visteon Corp.(a)	8,446	1,101,950
		210,161,559
Total Common Stocks — 96.5%
(Cost: $530,128,186)		404,436,533

Preferred Stocks
Chile — 1.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	41,621	3,952,360

Security	Shares	Value

Germany — 2.2%
Porsche Automobil Holding SE, Preference Shares, NVS	46,395	$2,592,192
Volkswagen AG, Preference Shares, NVS	52,758	6,753,095
		9,345,287
Total Preferred Stocks — 3.2%
(Cost: $16,306,162)		13,297,647

Total Long-Term Investments — 99.7%
(Cost: $546,434,348)		417,734,180

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	15,507,019	15,601,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	390,000	390,000

Total Short-Term Securities — 3.8%
(Cost: $15,997,991)		15,991,471

Total Investments — 103.5%
(Cost: $562,432,339)		433,725,651

Liabilities in Excess of Other Assets — (3.5)%		(14,465,480)

Net Assets — 100.0%		$419,260,171

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,521,649	$2,082,612	(a)	$—	$3,839	$(6,629)	$15,601,471	15,507,019	$71,001	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	230,000	(a)	—	—	—	390,000	390,000	2,693		—
					$3,839	$(6,629)	$15,991,471		$73,694		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	23	12/16/22	$821	$54,223
S&P 500 E-Mini Index	3	12/16/22	583	16,849
				$71,072

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$231,873,136	$172,562,455	$942	$404,436,533
Preferred Stocks	—	13,297,647	—	13,297,647
Money Market Funds	15,991,471	—	—	15,991,471
	$247,864,607	$185,860,102	$942	$433,725,651
Derivative financial instruments(a)
Assets
Futures Contracts	$16,849	$54,223	$—	$71,072

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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